CONTINGENCIES (Details) - Legal proceedings contingent liability - Criminal Matters - Minera Argentina Gold SRL - defendant	Jun. 30, 2018	Apr. 11, 2018	Mar. 05, 2018
Disclosure of contingent liabilities [line items]
Number of defendants with confirmed indictment	6		4
Contingent Liabilities, Number Of Additional Defendants With Confirmed Indictment		2